united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/16

Item 1. Reports to Stockholders.

Good Harbor Tactical Core US Fund

Class A Shares: GHUAX	Class C Shares: GHUCX	Class I Shares: GHUIX

Good Harbor Tactical Core Developed Markets Fund

Class A Shares: GHDAX	Class C Shares: GHDCX	Class I Shares: GHDIX

Good Harbor Tactical Equity Income Fund

Class A Shares: GHTAX	Class C Shares: GHTCX	Class I Shares: GHTIX

Good Harbor Tactical Core Emerging Markets Fund

Class A Shares: GHEAX	Class C Shares: GHECX	Class I Shares: GHEIX

Good Harbor Tactical Core US II Fund

Class A Shares: GHSAX	Class C Shares: GHSCX	Class I Shares: GHSIX

Semi-Annual Report

March 31, 2016

Advised by:

www.ghf-funds.com 1-877-270-2848

Distributed by Northern Lights Distributors, LLC

Member FINRA

GOOD HARBOR TACTICAL CORE US FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

			Inception** -	Inception*** -
	Six Months	One Year	March 31, 2016	March 31, 2016
Good Harbor Tactical Core US Fund - Class A	(3.13)%	(6.87)%	(3.89)%	N/A
Good Harbor Tactical Core US Fund - Class A with load	(8.74)%	(12.25)%	(5.63)%	N/A
Good Harbor Tactical Core US Fund - Class C	(3.53)%	(7.64)%	N/A	(4.72)%
Good Harbor Tactical Core US Fund - Class I	(3.00)%	(6.62)%	(3.66)%	N/A
S&P 500 Total Return Index ****	8.49%	1.78%	14.37%	13.44%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 1.53% for Class A shares, 2.28% for Class C shares and 1.28% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month end, please call toll-free 1-877-270-2848.

**	Inception date is December 31, 2012.

***	Inception date is January 4, 2013.

****	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016	% of Net Assets
Equity Funds	59.8%
Debt Funds	20.4%
Short-term Investment	17.5%
Other Assets Less Liabilities - Net	2.3%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2016
Good Harbor Tactical Core Developed Markets Fund - Class A	(6.07)%	(14.48)%	(8.68)%
Good Harbor Tactical Core Developed Markets Fund - Class A with load	(11.44)%	(19.37)%	(10.82)%
Good Harbor Tactical Core Developed Markets Fund - Class C	(6.47)%	(15.08)%	(9.34)%
Good Harbor Tactical Core Developed Markets Fund - Class I	(5.93)%	(14.24)%	(8.43)%
MSCI EAFE Index ***	1.56%	(8.27)%	(1.33)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 3.01% for Class A shares, 3.76% for Class C shares and 2.76% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is September 30, 2013.

***	The MSCI EAFE Index is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It comprises the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016	% of Net Assets
Equity Funds	64.4%
Debt Funds	23.5%
Short-term Investment	10.1%
Other Assets Less Liabilities - Net	2.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR TACTICAL EQUITY INCOME FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2016
Good Harbor Tactical Equity Income Fund - Class A	5.11%	(12.17)%	(8.25)%
Good Harbor Tactical Equity Income Fund - Class A with load	(0.88)%	(17.25)%	(10.40)%
Good Harbor Tactical Equity Income Fund - Class C	4.64%	(12.84)%	(8.92)%
Good Harbor Tactical Equity Income Fund - Class I	5.22%	(12.00)%	(8.00)%
S&P 500 Total Return Index ***	8.49%	1.78%	10.76%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 1.71% for Class A shares, 2.46% for Class C shares and 1.46% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is September 30, 2013.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016	% of Net Assets
Diversified REITs	22.6%
Mortgage REITs	19.7%
Health Care REITs	16.5%
Hotel & Resort REITs	15.2%
Short-term Investment	10.1%
Industrial REITs	6.9%
Pipelines	5.3%
Office REITs	3.7%
Other Assets in Excess of Liabilities - Net	0.0%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

			Inception** -
	Six Months	One Year	March 31, 2016
Good Harbor Tactical Core Emerging Markets Fund - Class A	(3.16)%	(16.38)%	(9.13)%
Good Harbor Tactical Core Emerging Markets Fund - Class A with load	(8.70)%	(21.19)%	(11.46)%
Good Harbor Tactical Core Emerging Markets Fund - Class C	(3.45)%	(17.01)%	(9.68)%
Good Harbor Tactical Core Emerging Markets Fund - Class I	(3.03)%	(16.23)%	(8.96)%
MSCI Emerging Markets Index ***	6.41%	(12.03)%	(4.85)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 4.75% for Class A shares, 5.50% for Class C shares and 4.50% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is December 20, 2013.

***	The MSCI Emerging Markets Index is designed to measure equity performance in global emerging markets. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in 21 emerging economies. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016	% of Net Assets
Equity Funds	88.7%
Short-term Investment	3.5%
Other Assets Less Liabilities - Net	7.8%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR TACTICAL CORE US II FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

			Inception** -	Inception*** -
	Six Months	One Year	March 31, 2016	March 31, 2016
Good Harbor Tactical Core US II Fund Class A	1.12%	N/A	N/A	1.90%
Good Harbor Tactical Core US II Fund Class A with load	(4.72)%	N/A	N/A	(3.93)%
Good Harbor Tactical Core US II Fund Class C	1.12%	N/A	N/A	1.90%
Good Harbor Tactical Core US II Fund Class I	1.34%	(3.61)%	(3.79)%	N/A
S&P 500 Total Return Index ****	8.49%	1.78	7.28%	5.80%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods less than 1 year are not annualized. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2017 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing cost (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) will not exceed 1.40%, 2.15% and 1.15% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. The Fund’s total annual operating expenses before waiver are 49.27% for Class A shares, 50.02% for Class C shares and 49.02% for Class I shares per the latest Prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class C shares are subject to a maximum deferred sales charge of 1.00% of the original purchase price. For performance information current to the most recent month-end, please call toll-free 1-877-270-2848.

**	Inception date is May 16, 2014.

***	Inception date is August 31, 2015.

***	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of March 31, 2016	% of Net Assets
Equity Funds	92.0%
Short-term Investment	4.6%
Other Assets Less Liabilities - Net	3.4%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

GOOD HARBOR TACTICAL CORE US FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 80.2%
	DEBT FUNDS- 20.4%
316,145	iShares 1-3 Year Treasury Bond ETF	$26,881,809

	EQUITY FUNDS- 59.8%
363,870	iShares Core S&P Mid-Cap ETF	52,466,416
239,123	iShares Russell 2000 ETF	26,451,786
		78,918,202

	TOTAL EXCHANGE TRADED FUNDS (Cost - $102,824,596)	105,800,011

	SHORT TERM INVESTMENT - 17.5%
	MONEY MARKET FUND - 17.5%
23,120,262	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.45% ** (Cost $23,120,262)	23,120,262

	TOTAL INVESTMENTS - 97.7% (Cost $125,944,858) (a)	$128,920,273
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%	3,064,369
	NET ASSETS - 100.0%	$131,984,642

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

ETF- Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $126,214,486 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,705,787
Unrealized depreciation	—
Net unrealized appreciation	$2,705,787

LONG FUTURES CONTRACTS

Long		Underlying Face Amount
Contracts	Description	at Value ^	Unrealized Gain
118	Russel 2000 Mini Future June 2016	$13,093,280	$558,650
181	S&P Midcap 400 Emini Future June 2016	26,085,720	815,445
29	US 10 Year Note Future June 2016	3,781,339	26,195
9	US Long Bond Future June 2016	1,479,942	10,125
	Net Unrealized Gain from Open Long Futures Contracts		$1,410,415

^	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund. The counterparty for these open futures contracts is Bank of America Merrill Lynch.

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 87.9%
	DEBT FUNDS - 23.5%
1,522	iShares 3-7 Year Treasury Bond ETF	$191,696
2,151	ProShares Ultra 7-10 Year Treasury	131,921
		323,617
	EQUITY FUNDS - 64.4%
3,751	Direxion Daily Developed Markets Bull 3X Shares *	165,232
9,459	iShares MSCI Germany ETF	243,380
13,757	iShares MSCI Japan ETF	156,967
2,677	iShares MSCI Switzerland Capped ETF	79,587
15,457	iShares MSCI United Kingdom ETF	242,366
		887,532

	TOTAL EXCHANGE TRADED FUNDS (Cost $1,172,277)	1,211,149

	SHORT-TERM INVESTMENTS - 10.1%
	MONEY MARKET FUND - 10.1%
139,622	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.45% ** (Cost $139,622)	139,622

	TOTAL INVESTMENTS - 98.0% (Cost $1,311,899) (a)	$1,350,771
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%	28,271
	NET ASSETS - 100.0%	$1,379,042

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

ETF- Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $1,388,329 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(37,558)
Net unrealized depreciation	$(37,558)

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Fair Value
	COMMON STOCK - 5.3%
	PIPELINES - 5.3%
62,366	ONEOK, Inc.	$1,862,249
50,577	Williams Cos, Inc.	812,772
		2,675,021

	TOTAL COMMON STOCK (Cost $3,417,195)	2,675,021

	REAL ESTATE INVESTMENT TRUSTS (REITs) - 84.6%
	DIVERSIFIED REITs - 22.6%
269,870	Gramercy Property Trust, Inc.	2,280,401
478,617	Lexington Realty Trust	4,116,106
383,369	NorthStar Realty Finance Corp.	5,029,801
		11,426,308
	HEALTH CARE REITs - 16.5%
58,855	Healthcare Realty Trust, Inc.	1,818,031
210,069	New Senior Investment Group	2,163,711
58,145	Omega Healthcare Investors, Inc.	2,052,519
36,339	Ventas, Inc.	2,287,903
		8,322,164
	HOTEL & RESORT REITs - 15.2%
137,529	Hospitality Properties Trust	3,652,769
44,655	Ryman Hospitality Properties, Inc.	2,298,840
125,861	Sunstone Hotel Investors, Inc.	1,762,054
		7,713,663
	INDUSTRIAL REITs - 6.9%
171,434	STAG Industrial, Inc.	3,490,396

	MORTGAGE REITs - 19.7%
79,516	Blackstone Mortgage Trust, Inc.	2,135,800
367,383	New Residential Investment Corp.	4,272,665
188,442	Starwood Property Trust, Inc.	3,567,207
		9,975,672
	OFFICE REITs - 3.7%
20,465	Alexandria Real Estate Equities, Inc.	1,860,064

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $42,280,979)	42,788,267

	SHORT-TERM INVESTMENTS - 10.1%
	MONEY MARKET FUND - 10.1%
5,096,851	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.45% ** (Cost 5,096,851)	5,096,851

	TOTAL INVESTMENTS - 100.0% (Cost $50,795,025) (a)	$50,560,139
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%	6,097
	NET ASSETS - 100.0%	$50,566,236

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $53,141,289 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,765,788
Unrealized depreciation	(4,346,938)
Net unrealized depreciation	$(2,581,150)

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 88.7%
	EQUITY FUNDS - 88.7%
1,670	iShares MSCI China ETF	$70,992
1,315	iShares MSCI India ETF	35,663
1,331	iShares MSCI Mexico Capped ETF	71,475
5,442	iShares MSCI Russia Capped ETF	69,821
682	iShares MSCI South Africa ETF	36,153
1,355	iShares MSCI South Korea Capped ETF	71,571
5,056	iShares MSCI Taiwan ETF	70,076
2,998	ProShares Ultra MSCI Emerging Markets *	150,080
		575,831

	TOTAL EXCHANGE TRADED FUNDS (Cost $514,394)	575,831

	SHORT-TERM INVESTMENTS - 3.5%
	MONEY MARKET FUND - 3.5%
22,654	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.45% ** (Cost $22,654)	22,654

	TOTAL INVESTMENTS - 92.2% (Cost $537,048) (a)	$598,485
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.8%	50,879
	NET ASSETS - 100.0%	$649,364

*	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

ETF- Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $560,154 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$38,331
Unrealized depreciation	—
Net unrealized appreciation	$38,331

See accompanying notes to financial statements.

GOOD HARBOR TACTICAL CORE US II FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 92.0%
	EQUITY FUNDS- 92.0%
1,470	iShares Core S&P Mid-Cap ETF	$211,959
1,919	iShares Russell 2000 ETF	212,280
1,254	ProShares Ultra MidCap 400 ETF	90,062
1,201	ProShares Ultra Russell 2000 ETF	90,832
		605,133

	TOTAL EXCHANGE TRADED FUNDS (Cost $584,299)	605,133

	SHORT-TERM INVESTMENTS - 4.6%
	MONEY MARKET FUND - 4.6%
30,325	Invesco Short Term Investments Trust - Liquid Assets Portfolio
	Institutional Class, to yield 0.45% ** (Cost $30,325)	30,325

	TOTAL INVESTMENTS - 96.6% (Cost $614,624) (a)	$635,458
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%	22,119
	NET ASSETS - 100.0%	$657,577

**	Money market fund; interest rate reflects seven-day effective yield on March 31, 2016.

ETF- Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $614,731 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$20,727
Unrealized depreciation	—
Net unrealized appreciation	$20,727

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

		TACTICAL		TACTICAL
		CORE		CORE
	TACTICAL	DEVELOPED	TACTICAL	EMERGING	TACTICAL
	CORE US	MARKETS	EQUITY	MARKETS	CORE US II
	FUND	FUND	INCOME FUND	FUND	FUND
ASSETS
Investment securities:
At cost	$125,944,858	$1,311,899	$50,795,025	$537,048	$614,624
At value	$128,920,273	$1,350,771	$50,560,139	$598,485	$635,458
Deposit at Broker for futures contracts	3,785,570	—	—	13	—
Variation margin - Due from Broker	57,513	—	—	—	—
Receivable for Fund shares sold	10,247	—	17,655	—	—
Dividends and tax reclaims receivable	—	189	496,691	—	153
Prepaid expenses and other assets	38,336	32,893	57,641	51,222	16,266
Receivable due from Advisor	—	—	—	—	11,940
TOTAL ASSETS	132,811,939	1,383,853	51,132,126	649,720	663,817

LIABILITIES
Payable for investments purchased	—	—	—	—	5,466
Payable for Fund shares redeemed	680,358	3,422	515,896	—	—
Investment advisory fees payable	95,588	1,389	49,994	356	—
Distribution (12b-1) fees payable	51,351	—	—	—	774
TOTAL LIABILITIES	827,297	4,811	565,890	356	6,240
NET ASSETS	$131,984,642	$1,379,042	$50,566,236	$649,364	$657,577

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$391,002,711	$3,421,431	$106,055,312	$1,040,127	$645,521
Accumulated net investment income (loss)	(2,437,988)	(21,327)	1,176,583	(1,349)	166
Accumulated net realized loss on security transactions, futures, options contracts, forward foreign currency exchange contracts and currency transactions	(260,965,910)	(2,059,934)	(56,430,773)	(450,851)	(8,944)
Net unrealized appreciation (depreciation) on security transactions, futures and currency translations	4,385,829	38,872	(234,886)	61,437	20,834
NET ASSETS	$131,984,642	$1,379,042	$50,566,236	$649,364	$657,577

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$31,188,929	$248,650	$14,269,011	$283,940	$29,419
Shares of beneficial interest outstanding	3,598,214	32,124	1,860,454	37,074	3,193
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$8.67	$7.74	$7.67	$7.66	$9.21
Maximum offering price per share (maximum sales charge of 5.75%)	$9.20	$8.21	$8.14	$8.13	$9.77

Class C Shares :
Net Assets	$56,101,857	$532,148	$14,042,712	$40,464	$413,532
Shares of beneficial interest outstanding	6,629,838	69,460	1,840,935	5,355	44,907
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)(b)	$8.46	$7.66	$7.63	$7.56	$9.21

Class I Shares:
Net Assets	$44,693,856	$598,244	$22,254,513	$324,960	$214,626
Shares of beneficial interest outstanding	5,115,118	77,034	2,925,390	42,274	23,246
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$8.74	$7.77	$7.61	$7.69	$9.23

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(b)	Investments in Class C shares are subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first 12 months after their purchase.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

		TACTICAL		TACTICAL
		CORE		CORE
		DEVELOPED	TACTICAL	EMERGING	TACTICAL
	TACTICAL	MARKETS	EQUITY	MARKETS	CORE US II
	CORE US FUND	FUND	INCOME FUND	FUND	FUND
INVESTMENT INCOME
Dividends	$1,338,495	$9,309	$2,801,217	$6,365	$2,746
Interest	16,940	144	7,878	22	39
TOTAL INVESTMENT INCOME	1,355,435	9,453	2,809,095	6,387	2,785

EXPENSES
Investment advisory fees	850,494	7,251	298,876	2,560	1,478
Distribution (12b-1) fees:
Class A	49,410	318	20,798	148	5
Class C	343,182	3,096	80,890	315	769
Administrative services fees	245,465	2,093	62,560	739	665
Registration fees	—	—	—	—	3,354
Legal Fee	—	—	—	—	7,480
Audit Fee	—	—	—	—	14,777
Custodian fees	—	—	—	—	3,010
Other expenses	—	—	—	—	503
TOTAL EXPENSES	1,488,551	12,758	463,124	3,762	32,041

Less: Fees waived and expenses reimbursed by the Advisor	(122,363)	(1,018)	(42,424)	(354)	(29,556)

NET EXPENSES	1,366,188	11,740	420,700	3,408	2,485

NET INVESTMENT INCOME (LOSS)	(10,753)	(2,287)	2,388,395	2,979	300

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	(8,871,924)	(206,965)	(5,570,115)	(64,206)	1,187
Futures contracts	(1,604,474)	—	—	—	—
Net realized gain (loss)	(10,476,398)	(206,965)	(5,570,115)	(64,206)	1,187
Net change in unrealized appreciation on:
Investments	2,518,586	113,488	5,557,964	60,625	19,708
Futures contracts	1,220,506	—	—	—	—
Net change in unrealized appreciation on investments	3,739,092	113,488	5,557,964	60,625	19,708

NET REALIZED AND UNREALIZED GAIN (LOSS)	(6,737,306)	(93,477)	(12,151)	(3,581)	20,895

NET INCREASE (DECREASE) IN NET ASSETS	$(6,748,059)	$(95,764)	$2,376,244	$(602)	$21,195

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	TACTICAL CORE US FUND
	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
FROM OPERATIONS
Net investment loss	$(10,753)	$(3,482,349)
Net realized loss on investments and futures contracts	(10,476,398)	(88,450,283)

Net change in unrealized appreciation on investments and futures contracts	3,739,092	47,252,164
Net increase (decrease) in net assets resulting from operations	(6,748,059)	(44,680,468)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(36,166)
Class C	—	(51,537)
Class I	—	(74,107)
From net investment income:
Class A	—	(1,498)
Class I	—	(2,850)
Class C	—	(2,068)
Net decrease in net assets resulting from distributions to shareholders	—	(168,226)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,113,080	27,890,585
Class C	815,837	10,607,725
Class I	4,284,814	75,597,830
Net asset value of shares issued in reinvestment of distributions:
Class A	—	35,195
Class C	—	53,564
Class I	—	73,663
Redemption fee proceeds:
Class A	655	16,763
Class C	1,097	25,544
Class I	1,059	27,563
Payments for shares redeemed:
Class A	(24,305,589)	(182,557,131)
Class C	(27,616,209)	(177,031,314)
Class I	(40,368,349)	(434,705,114)
Net decrease in net assets from shares of beneficial interest	(85,073,605)	(679,965,127)

TOTAL DECREASE IN NET ASSETS	(91,821,664)	(724,813,821)

NET ASSETS
Beginning of Period	223,806,306	948,620,127
End of Period*	$131,984,642	$223,806,306
* Includes accumulated net investment loss of:	$(2,437,988)	$(2,427,235)

SHARE ACTIVITY
Class A:
Shares Sold	244,044	2,993,723
Shares Reinvested	—	3,805
Shares Redeemed	(2,775,901)	(19,612,708)
Net increase (decrease) in shares of beneficial interest outstanding	(2,531,857)	(16,615,180)

Class C:
Shares Sold	96,385	1,150,704
Shares Reinvested	—	5,873
Shares Redeemed	(3,246,317)	(19,302,295)
Net increase (decrease) in shares of beneficial interest outstanding	(3,149,932)	(18,145,718)

Class I:
Shares Sold	482,124	8,070,903
Shares Reinvested	—	7,921
Shares Redeemed	(4,607,668)	(46,479,815)
Net increase (decrease) in shares of beneficial interest outstanding	(4,125,544)	(38,400,991)

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL CORE DEVELOPED MARKETS FUND
	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
FROM OPERATIONS
Net investment income (loss)	$(2,287)	$1,188
Net realized loss on security transactions and futures contracts	(206,965)	(1,181,533)
Net change in unrealized appreciation on security transactions, and futures contracts	113,488	471,773
Net decrease in net assets resulting from operations	(95,764)	(708,572)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	—	(65,847)
Class C	—	(25,731)
Class I	—	(92,848)
Net decrease in net assets resulting from distributions to shareholders	—	(184,426)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,064	228,449
Class C	11,000	272,832
Class I	84,257	404,776
Net asset value of shares issued in reinvestment of distributions:
Class A	—	65,601
Class C	—	25,304
Class I	—	92,847
Redemption fee proceeds:
Class A	—	75
Class C	—	48
Class I	—	193
Payments for shares redeemed:
Class A	(18,147)	(2,366,878)
Class C	(179,850)	(810,218)
Class I	(78,770)	(8,036,996)
Net increase (decrease) in net assets from shares of beneficial interest	(168,446)	(10,123,967)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(264,210)	(11,016,965)

NET ASSETS
Beginning of Period	1,643,252	12,660,217
End of Period*	$1,379,042	$1,643,252
* Includes accumulated net investment loss of:	$(21,327)	$(19,040)

SHARE ACTIVITY
Class A:
Shares Sold	1,677	24,908
Shares Reinvested	—	7,810
Shares Redeemed	(2,360)	(273,443)
Net increase (decrease) in shares of beneficial interest outstanding	(683)	(240,725)

Class C:
Shares Sold	1,432	30,129
Shares Reinvested	—	3,012
Shares Redeemed	(23,217)	(91,936)
Net increase (decrease) in shares of beneficial interest outstanding	(21,785)	(58,795)

Class I:
Shares Sold	11,223	43,658
Shares Reinvested	—	11,053
Shares Redeemed	(10,018)	(903,687)
Net increase (decrease) in shares of beneficial interest outstanding	1,205	(848,976)

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL EQUITY INCOME FUND
	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
FROM OPERATIONS
Net investment income	$2,388,395	$1,998,293
Net realized loss on security transactions and options contracts	(5,570,115)	(43,676,099)
Net change in unrealized appreciation on security transactions and options contracts	5,557,964	10,824,935
Net decrease in net assets resulting from operations	2,376,244	(30,852,871)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(500,503)
Class I	—	(28,166)
Class C	—	(1,706,872)
From net investment income:
Class A	(360,627)	(151,856)
Class C	(309,271)	(275,571)
Class I	(596,802)	(118,733)
Net decrease in net assets resulting from distributions to shareholders	(1,266,700)	(2,781,701)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,601,064	25,603,290
Class C	175,860	9,343,034
Class I	2,990,823	36,746,657
Net asset value of shares issued in reinvestment of distributions:
Class A	343,814	589,508
Class C	290,527	283,103
Class I	566,385	1,749,740
Redemption fee proceeds:
Class A	35	6,686
Class C	34	5,170
Class I	60	11,743
Payments for shares redeemed:
Class A	(8,390,932)	(84,871,874)
Class C	(6,872,695)	(31,961,643)
Class I	(16,554,790)	(139,673,789)
Net increase (decrease) in net assets from shares of beneficial interest	(25,849,815)	(182,168,375)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(24,740,271)	(215,802,947)

NET ASSETS
Beginning of Period	75,306,507	291,109,454
End of Period*	$50,566,236	$75,306,507
* Includes accumulated net investment income of:	$1,176,583	$54,888

SHARE ACTIVITY
Class A:
Shares Sold	217,055	2,880,917
Shares Reinvested	46,389	67,592
Shares Redeemed	(1,145,406)	(9,617,744)
Net increase (decrease) in shares of beneficial interest outstanding	(881,962)	(6,669,235)

Class C:
Shares Sold	24,549	1,045,960
Shares Reinvested	39,486	32,302
Shares Redeemed	(933,800)	(3,690,183)
Net increase (decrease) in shares of beneficial interest outstanding	(869,765)	(2,611,921)

Class I:
Shares Sold	407,457	4,180,414
Shares Reinvested	77,049	206,711
Shares Redeemed	(2,264,393)	(15,949,839)
Net increase (decrease) in shares of beneficial interest outstanding	(1,779,887)	(11,562,714)

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL CORE EMERGING MARKETS FUND
	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015
FROM OPERATIONS
Net investment income (loss)	$2,979	$(10,011)
Net realized gain (loss) on security transactions and futures contracts	(64,206)	(377,386)
Net change in unrealized appreciation on security transactions and futures contracts	60,625	85,369
Net decrease in net assets resulting from operations	(602)	(302,028)

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	—	(4,455)
Class C	—	(5,753)
Class I	—	(26,569)
From net investment income:
Class A	—	(97)
Class I	—	(811)
Net decrease in net assets resulting from distributions to shareholders	—	(37,685)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	212,941	40,247
Class C	1,000	59,199
Class I	18,152	2,801,343
Net asset value of shares issued in reinvestment of distributions:
Class A	—	3,496
Class C	—	5,753
Class I	—	27,378
Redemption fee proceeds:
Class A	—	160
Class C	—	169
Class I	—	960
Payments for shares redeemed:
Class A	(2,273)	(55,887)
Class C	(59,694)	(71,550)
Class I	(51,097)	(4,064,550)
Net increase (decrease) in net assets from shares of beneficial interest	119,029	(1,253,282)

TOTAL INCREASE (DECREASE) IN NET ASSETS	118,427	(1,592,995)

NET ASSETS
Beginning of Period	530,937	2,123,932
End of Period*	$649,364	$530,937
* Includes accumulated net investment income (loss) of:	$(1,349)	$(4,328)

SHARE ACTIVITY
Class A:
Shares Sold	30,073	4,518
Shares Reinvested	—	391
Shares Redeemed	(324)	(6,354)
Net increase in shares of beneficial interest outstanding	29,749	(1,445)

Class C:
Shares Sold	122	6,276
Shares Reinvested	—	646
Shares Redeemed	(7,852)	(7,885)
Net increase (decrease) in shares of beneficial interest outstanding	(7,730)	(963)

Class I:
Shares Sold	2,569	282,250
Shares Reinvested	—	3,062
Shares Redeemed	(7,001)	(427,036)
Net increase (decrease) in shares of beneficial interest outstanding	(4,432)	(141,724)

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	TACTICAL CORE US II FUND
	Six Months Ended
	March 31, 2016	Year Ended
	(Unaudited)	September 30, 2015 (a)
FROM OPERATIONS
Net investment income	$300	$84
Net realized gain (loss) on investments	1,187	(5,486)
Net change in unrealized appreciation on investments	19,708	2,039
Net increase (decrease) in net assets resulting from operations	21,195	(3,363)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class I	(247)	—
Net decrease in net assets resulting from distributions to shareholders	(247)	(521)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	28,858	9
Class C	397,596	9
Class I	101,784	18,296
Net asset value of shares issued in reinvestment of distributions:
Class I	227	521
Payments for shares redeemed:
Class I	(5,449)	(51)
Net increase in net assets from shares of beneficial interest	523,016	18,784

TOTAL INCREASE IN NET ASSETS	543,964	14,900

NET ASSETS
Beginning of Period	113,613	98,713
End of Period*	$657,577	$113,613
* Includes accumulated net investment gain of:	$166	$113

SHARE ACTIVITY
Class A: (a)
Shares Sold	3,192	1
Net increase in shares of beneficial interest outstanding	3,192	1

Class C: (a)
Shares Sold	44,906	1
Net increase in shares of beneficial interest outstanding	44,906	1

Class I:
Shares Sold	11,396	2,016
Shares Reinvested	26	56
Shares Redeemed	(617)	(6)
Net increase in shares of beneficial interest outstanding	10,805	2,066

(a)	The Good Harbor Tactical Core US II Fund Class A and Class C commenced operations on August 31, 2015.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND CLASS A
	Six Months
	Ended March 31,		Year Ended		Year Ended	Period Ended
	2016		September 30,		September 30,	September 30,
	(Unaudited)		2015		2014	2013 (1)
Net asset value, beginning of period	$8.95		$9.66		$11.10	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.01		(0.06)		— (3)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.29)		(0.65)		(1.28)	1.14
Total from investment operations	(0.28)		(0.71)		(1.28)	1.10

Paid in capital from redemption fees (3)	0.00		0.00		0.00	0.00
Less distributions from:
Net return of capital	—		(0.00	) (3)	—	—
Net realized gains	—		(0.00	) (3)	(0.16)	—
Total distributions	—		(0.00	) (3)	(0.16)	—

Net asset value, end of period	$8.67		$8.95		$9.66	$11.10

Total return (4)	(3.13	)% (5)	(7.32)%		(11.79)%	11.00	% (5)

Net assets, at end of period (000s)	$31,189		$54,840		$219,801	$168,848

Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	1.54	% (7)	1.41%		1.35%	1.49	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	1.40	% (7)	1.40%		1.36%	1.40	% (7)
Ratio of net investment income (loss) to average net assets (8)	0.22	% (7)	(0.61)%		(0.04)%	(0.47	)% (7)

Portfolio Turnover Rate	219	% (5)	784%		773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class A shares commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND CLASS C
	Six Months
	Ended March 31,		Year Ended		Year Ended	Period Ended
	2016		September 30,		September 30,	September 30,
	(Unaudited)		2015		2014	2013 (1)
Net asset value, beginning of period	$8.77		$9.54		$11.04	$10.03

Activity from investment operations:
Net investment loss (2)	(0.02)		(0.12)		(0.07)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.29)		(0.65)		(1.27)	1.10
Total from investment operations	(0.31)		(0.77)		(1.34)	1.01

Paid in capital from redemption fees (3)	0.00		0.00		0.00	0.00
Less distributions from:
Net return of capital	—		(0.00	) (3)	—	—
Net realized gains	—		(0.00	) (3)	(0.16)	—
Total distributions			(0.00	) (3)	(0.16)	—

Net asset value, end of period	$8.46		$8.77		$9.54	$11.04

Total return (4)	(3.53	)% (5)	(8.05)%		(12.40)%	10.07	% (5)

Net assets, at end of period (000s)	$56,102		$85,736		$266,428	$75,119

Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	2.29	% (7)	2.16%		2.10%	2.27	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	2.15	% (7)	2.15%		2.11%	2.15	% (7)
Ratio of net investment loss to average net assets (8)	(0.54	)% (7)	(1.35)%		(0.70)%	(1.15	)% (7)

Portfolio Turnover Rate	219	% (5)	784%		773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class C shares commenced operations on January 4, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US FUND CLASS I
	Six Months
	Ended March 31,		Year Ended		Year Ended	Period Ended
	2016		September 30,		September 30,	September 30,
	(Unaudited)		2015		2014	2013 (1)
Net asset value, beginning of period	$9.01		$9.71		$11.12	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.03)		0.02	(0.02)
Net realized and unrealized gain (loss) on investments	(0.29)		(0.67)		(1.27)	1.14
Total from investment operations	(0.27)		(0.70)		(1.25)	1.12

Paid in capital from redemption fees (3)	0.00		0.00		0.00	0.00
Less distributions from:
Net return of capital	—		(0.00	) (3)	—	—
Net realized gains	—		(0.00	) (3)	(0.16)	—

Net asset value, end of period	$8.74		$9.01		$9.71	$11.12

Total return (4)	(3.00	)% (5)	(7.09)%		(11.58)%	11.20	% (5)

Net assets, at end of period (000s)	$44,694		$83,230		$462,391	$305,898

Ratio of gross expenses to average net assets before reimbursement or recapture (6,8)	1.29	% (7)	1.16%		1.10%	1.23	% (7)
Ratio of net expenses to average net assets after reimbursement or recapture (8)	1.15	% (7)	1.15%		1.11%	1.15	% (7)
Ratio of net investment income (loss) to average net assets (8)	0.42	% (7)	(0.37)%		0.22%	(0.28	)% (7)

Portfolio Turnover Rate	219	% (5)	784%		773%	375	% (5)

(1)	The Good Harbor Tactical Core US Fund Class I shares commenced operations on December 31, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND CLASS A
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$8.24		$9.38	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (3)	0.09	0.24
Net realized and unrealized loss on investments	(0.50)		(0.98)	(0.86)
Total from investment operations	(0.50)		(0.89)	(0.62)

Paid in capital from redemption fees	—		0.00 (3)	0.00	(3)
Less distributions from:
Net investment income	—		(0.25)	—
Total distributions	—		(0.25)	—

Net asset value, end of period	$7.74		$8.24	$9.38

Total return (4)	(6.07	)% (5)	(9.54)%	(6.20	)% (5)

Net assets, at end of period (000s)	$249		$270	$2,567

Ratio of gross expenses to average net assets (6,8)	1.54	% (7)	2.61%	3.46	% (7)
Ratio of net expenses to average net assets (8)	1.40	% (7)	1.40%	1.40	% (7)
Ratio of net investment income (loss) to average net assets (8)	(0.08	)% (7)	0.96%	2.39	% (7)

Portfolio Turnover Rate	367	% (5)	585%	620	% (5)

(1)	The Good Harbor Tactical Core Developed Markets Fund Class A, C and I shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND CLASS C
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$8.19		$9.32	$10.00

Activity from investment operations:
Net investment income (loss) (2)	(0.03)		(0.08)	0.13
Net realized and unrealized loss on investments	(0.50)		(0.87)	(0.81)
Total from investment operations	(0.53)		(0.95)	(0.68)

Paid in capital from redemption fees	—		0.00 (3)	0.00	(3)
Less distributions from:
Net investment income	—		(0.18)	—
Total distributions	—		(0.18)	—

Net asset value, end of period	$7.66		$8.19	$9.32

Total return (4)	(6.47	)% (5)	(10.20)%	(6.80	)% (5)

Net assets, at end of period (000s)	$532		$747	$1,399

Ratio of gross expenses to average net assets (6,8)	2.29	% (7)	3.36%	4.21	% (7)
Ratio of net expenses to average net assets (8)	2.15	% (7)	2.15%	2.15	% (7)
Ratio of net investment income (loss) to average net assets (8)	(0.84	)% (7)	(0.84)%	1.31	% (7)

Portfolio Turnover Rate	367	% (5)	585%	620	% (5)

(1)	The Good Harbor Tactical Core Developed Markets Fund Class A, C and I shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND CLASS I
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$8.26		$9.40	$10.00

Activity from investment operations:
Net investment income (2)	0.01		0.01	0.26
Net realized and unrealized loss on investments	(0.50)		(0.87)	(0.86)
Total from investment operations	(0.49)		(0.86)	(0.60)

Paid in capital from redemption fees	—		0.00 (3)	0.00	(3)
Less distributions from:
Net investment income	—		(0.28)	—
Total distributions	—		(0.28)	—

Net asset value, end of period	$7.77		$8.26	$9.40

Total return (4)	(5.93	)% (5)	(9.24)%	(6.00	)% (5)

Net assets, at end of period (000s)	$598		$626	$8,695

Ratio of gross expenses to average net assets (6,8)	1.29	% (7)	2.36%	3.21	% (7)
Ratio of net expenses to average net assets (8)	1.15	% (7)	1.15%	1.15	% (7)
Ratio of net investment income to average net assets (8)	0.14	% (7)	0.13%	2.58	% (7)

Portfolio Turnover Rate	367	% (5)	585%	620	% (5)

(1)	The Good Harbor Tactical Core Developed Markets Fund Class A, C and I shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL EQUITY INCOME FUND CLASS A
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$7.45		$9.39	$10.00

Activity from investment operations:
Net investment income (2)	0.29		0.10	0.30
Net realized and unrealized loss on investments	0.08		(1.93)	(0.74)
Total from investment operations	0.37		(1.83)	(0.44)

Paid in capital from redemption fees (3)	0.00		0.00	0.00
Less distributions from:
Net investment income	(0.15)		(0.08)	(0.17)
Net realized gains	—		(0.03)	—
Total distributions	(0.15)		(0.11)	(0.17)

Net asset value, end of period	$7.67		$7.45	$9.39

Total return (4)	5.11	% (5)	(19.66)%	(4.52	)% (5)

Net assets, at end of period (000s)	$14,269		$20,429	$88,373

Ratio of gross expenses to average net assets (6,8)	1.54	% (7)	1.41%	1.51	% (7)
Ratio of net expenses to average net assets (8)	1.40	% (7)	1.40%	1.40	% (7)
Ratio of net investment income to average net assets (8)	8.04	% (7)	1.17%	2.90	% (7)

Portfolio Turnover Rate	45	% (5)	149%	90	% (5)

(1)	The Good Harbor Tactical Equity Income Fund’s Class A shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL EQUITY INCOME FUND CLASS C
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$7.42		$9.37	$10.00

Activity from investment operations:
Net investment income (2)	0.28		0.05	0.22
Net realized and unrealized loss on investments	0.07		(1.94)	(0.74)
Total from investment operations	0.35		(1.89)	(0.52)

Paid in capital from redemption fees (3)	0.00		0.00	0.00
Less distributions from:
Net investment income	(0.14)		(0.03)	(0.11)
Net realized gains	—		(0.03)	—
Total distributions	(0.14)		(0.06)	(0.11)

Net asset value, end of period	$7.63		$7.42	$9.37

Total return (5)	4.64	% (5)	(20.16)%	(5.22	)% (5)

Net assets, at end of period (000s)	$14,043		$20,123	$49,892

Ratio of gross expenses to average net assets (6,8)	2.29	% (7)	2.16%	2.26	% (7)
Ratio of net expenses to average net assets (7,8)	2.15	% (7)	2.15%	2.15	% (7)
Ratio of net investment income to average net assets (7,8)	7.57	% (7)	0.58%	2.13	% (7)

Portfolio Turnover Rate (5)	45	% (5)	149%	90	% (5)

(1)	The Good Harbor Tactical Equity Income Fund’s Class C shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL EQUITY INCOME FUND CLASS I
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$7.39		$9.40	$10.00

Activity from investment operations:
Net investment income (2)	0.30		0.12	0.31
Net realized and unrealized loss on investments	0.08		(1.93)	(0.72)
Total from investment operations	0.38		(1.81)	(0.41)

Paid in capital from redemption fees (3)	0.00		0.00	0.00
Less distributions from:
Net investment income	(0.16)		(0.17)	(0.19)
Net realized gains	—		(0.03)	—
Total distributions	(0.16)		(0.20)	(0.19)

Net asset value, end of period	$7.61		$7.39	$9.40

Total return (4)	5.22	% (5)	(19.44)%	(4.22	)% (5)

Net assets, at end of period (000s)	$22,255		$34,754	$152,845

Ratio of gross expenses to average net assets (6,8)	1.29	% (7)	1.16%	1.26	% (7)
Ratio of net expenses to average net assets (8)	1.15	% (7)	1.15%	1.15	% (7)
Ratio of net investment income to average net assets (8)	8.27	% (7)	1.41%	2.99	% (7)

Portfolio Turnover Rate	45	% (5)	149%	90	% (5)

(1)	The Good Harbor Tactical Equity Income Fund’s Class I shares commenced operations on October 1, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND CLASS A
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$7.91		$10.04	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.02		(0.08)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.27)		(1.62)	0.08
Total from investment operations	(0.25)		(1.70)	0.04

Paid in capital from redemption fees	—		0.02	0.00	(3)
Less distributions from:
Net investment income	—		(0.01)	—
Net realized gains	—		(0.44)	—
Total distributions	—		(0.45)	—

Net asset value, end of period	$7.66		$7.91	$10.04

Total return (4)	(3.16	)% (5)	(17.28)%	0.40	% (5)

Net assets, at end of period (000s)	$284		$58	$88

Ratio of gross expenses to average net assets (6,8)	1.54	% (7)	4.36%	16.81	% (7)
Ratio of net expenses to average net assets (8)	1.40	% (7)	1.40%	1.40	% (7)
Ratio of net investment income (loss) to average net assets (8)	0.57	% (7)	(0.90)%	(0.56	)% (7)

Portfolio Turnover Rate	324	% (5)	947%	233	% (5)

(1)	The Good Harbor Tactical Core Emerging Markets Fund’s Class A shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND CLASS C
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$7.83		$10.00	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.01	(3)	(0.14)	(0.09)
Net realized and unrealized gain on investments	(0.28)		(1.60)	0.09
Total from investment operations	(0.27)		(1.74)	(0.00)

Paid in capital from redemption fees	—		0.01	0.00	(3)
Less distributions from:
Net investment income	—		—	—
Net realized gains	—		(0.44)	—
Total distributions	—		(0.44)	—

Net asset value, end of period	$7.56		$7.83	$10.00

Total return (4)	(3.45	)% (5)	(17.86)%	0.00	% (5)

Net assets, at end of period (000s)	$40		$103	$141

Ratio of gross expenses to average net assets (6,8)	2.29	% (7)	5.11%	17.56	% (7)
Ratio of net expenses to average net assets (8)	2.15	% (7)	2.15%	2.15	% (7)
Ratio of net investment income (loss) to average net assets (8)	0.70	% (7)	(1.60)%	(1.12	)% (7)

Portfolio Turnover Rate	324	% (5)	947%	233	% (5)

(1)	The Good Harbor Tactical Core Emerging Markets Fund’s Class C shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND CLASS I
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$7.93		$10.06	$10.00

Activity from investment operations:
Net investment income (loss) (2)	0.06		(0.06)	0.02
Net realized and unrealized gain (loss) on investments	(0.30)		(1.63)	0.04
Total from investment operations	(0.24)		(1.69)	0.06

Paid in capital from redemption fees	—		0.01	0.00	(3)
Less distributions from:
Net investment income	—		(0.01)	—
Net realized gains	—		(0.44)	—
Total distributions	—		(0.45)	—

Net asset value, end of period	$7.69		$7.93	$10.06

Total return (4)	(3.03	)% (5)	(17.21)%	0.60	% (5)

Net assets, at end of period (000s)	$325		$370	$1,895

Ratio of gross expenses to average net assets (6,8)	1.29	% (7)	4.11%	16.56	% (7)
Ratio of net expenses to average net assets (8)	1.15	% (7)	1.15%	1.15	% (7)
Ratio of net investment income (loss) to average net assets (8)	1.47	% (7)	(0.65)%	0.19	% (7)

Portfolio Turnover Rate	324	% (5)	947%	233	% (5)

(1)	The Good Harbor Tactical Core Emerging Markets Fund’s Class I shares commenced operations on December 20, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US II FUND
	Class A		Class C
	Six Months		Six Months
	Ended March 31,	Period Ended	Ended March 31,		Period Ended
	2016	September 30,	2016		September 30,
	(Unaudited)	2015 (1)	(Unaudited)		2015 (1)
Net asset value, beginning of period	$9.13	$9.06	$9.13		$9.06

Activity from investment operations:
Net investment income (2)	0.11	—	(0.00	) (3)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.03)	0.07	0.08		0.08
Total from investment operations	0.08	0.07	0.08		0.07

Net asset value, end of period	$9.21	$9.13	$9.21		$9.13

Total return (4,5)	1.12%	0.77%	1.12%		0.77%

Net assets, at end of period	$29,419	$9	$413,532		$9

Ratio of gross expenses to average net assets (6,7,8)	29.55%	48.96%	30.30%		49.71%
Ratio of net expenses to average net assets (7,8)	1.40%	1.40%	2.15%		2.15%
Ratio of net investment income to average net assets (7,8)	2.43%	0.00%	(0.05)%		(1.24)%

Portfolio Turnover Rate (5)	285%	785%	285%		785%

(1)	The Good Harbor Tactical Core US II Fund Class A and Class C commenced operations on August 31, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	GOOD HARBOR TACTICAL CORE US II FUND
	CLASS I
	Six Months
	Ended March 31,		Year Ended	Period Ended
	2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$9.13		$9.51	$10.00

Activity from investment operations:
Net investment income (2)	0.02		0.01	0.05
Net realized and unrealized gain (loss) on investments	0.10		(0.34)	(0.54)
Total from investment operations	0.12		(0.33)	(0.49)
Less distributions from:
Net investment income	(0.02)		(0.05)	—
Net realized gains	—
Total distributions	(0.02)		(0.05)	—

Net asset value, end of period	$9.23		$9.13	$9.51

Total return (4)	1.34	% (5)	(3.48)%	(4.90	)% (5)

Net assets, at end of period	$214,626		$113,595	$99

Ratio of gross expenses to average net assets (6,8)	29.30	% (7)	48.71%	60.60	% (7)
Ratio of net expenses to average net assets (8)	1.15	% (7)	1.15%	1.15	% (7)
Ratio of net investment income to average net assets (8)	0.42	% (7)	0.08%	1.38	% (7)

Portfolio Turnover Rate	285	% (5)	785%	268	% (5)

(1)	The Good Harbor Tactical Core US II Fund Class I commenced operations on May 16, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	The ratios shown do not include the Fund’s proportionate shares of the expenses of the underlying funds in which the Fund invests.

See accompanying notes to financial statements.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

1.	ORGANIZATION

The Good Harbor Tactical Core US Fund (“Tactical Core US Fund”), formerly known as Good Harbor U.S. Tactical Core Fund, the Good Harbor Tactical Core Developed Markets Fund (“Tactical Core Developed Markets Fund”), formerly known as Good Harbor Tactical Core International Developed Markets Fund, the Good Harbor Tactical Equity Income Fund (“Tactical Equity Income Fund”), the Good Harbor Tactical Core Emerging Markets Fund (“Tactical Core Emerging Markets Fund”), formerly known as Good Harbor Tactical Core International Emerging Markets Fund, and the Good Harbor Tactical Core US II Fund (“Tactical Core US II Fund”) (each a “Fund,” and together the “Funds”) are each a non-diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The investment objective of the Tactical Core US Fund, the Tactical Core Developed Markets Fund, the Tactical Core Emerging Markets Fund, and the Tactical Core US II Fund is total return from capital appreciation and income. The investment objective of the Tactical Equity Income Fund is total return from capital appreciation with an emphasis on income.

The Tactical Core US Fund, Tactical Core Developed Markets Fund, Tactical Equity Income Fund, and Tactical Core Emerging Markets Fund and Tactical Core US II Fund currently offer three classes of shares: Class A, Class I and Class C shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I and Class C shares are offered at net asset value. Each share class represents an interest in the same assets of the Fund and share classes are identical except for differences in their distribution charges, sales charges, and minimum investment amounts. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Tactical Core US Fund Class A shares and Class I shares commenced operations on December 31, 2012 and Class C shares commenced operations on January 4, 2013, the Tactical Core Developed Markets Fund and Tactical Equity Income Fund commenced operations on October 1, 2013 and the Tactical Core Emerging Markets Fund commenced operations on December 20, 2013. The Tactical Core US II Fund Class I commenced operations on May 16, 2014 and Class A and Class C commenced operations on August 31, 2015.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. In the absence of a sale on the primary exchange, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“the Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of Directors of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Transactions – The Funds are subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Funds may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Funds write a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2016 for the Funds’ investments measured at fair value:

GOOD HARBOR TACTICAL CORE US FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Funds	$26,881,809	$—	$—	$26,881,809
Equity Funds	78,918,202	—	—	78,918,202
Short - Term Investment	23,120,262	—	—	23,120,262
Total	$128,920,273	$—	$—	$128,920,273
Derivatives
Long Futures Contracts**	$1,410,415	—	—	$1,410,415

GOOD HARBOR TACTICAL CORE DEVELOPED MARKETS FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Debt Funds	$323,617	$—	$—	$323,617
Equity Funds	887,532	—	—	887,532
Short - Term Investment	139,622	—	—	139,622
Total	$1,350,771	$—	$—	$1,350,771

GOOD HARBOR TACTICAL EQUITY INCOME FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$2,675,021	$—	$—	$2,675,021
Real Estate Investment Trusts	42,788,267	—	—	42,788,267
Short - Term Investment	5,096,851	—	—	5,096,851
Total	$50,560,139	$—	$—	$50,560,139

GOOD HARBOR TACTICAL CORE EMERGING MARKETS FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$575,831	$—	$—	$575,831
Short - Term Investment	22,654	—	—	22,654
Total	$598,485	$—	$—	$598,485

GOOD HARBOR TACTICAL CORE US II FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Equity Funds	$605,133	$—	$—	$605,133
Short - Term Investment	30,325	—	—	30,325
Total	$635,458	$—	$—	$635,458

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolios of Investments for security classifications.

**	Cumulative appreciation (depreciation) of futures contracts is reported in the above table. Only current day variation margin is reported within the Statements of Assets and Liabilities.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Withholding taxes on foreign dividends have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Futures Contracts – The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

As of March 31, 2016, the Tactical Core US Fund held futures subject to interest rate risk in the amount of $1,410,415. This amount represents the unrealized appreciation on futures held as of March 31, 2016.

The derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Tactical Core US Fund.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. A Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that a Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statement of Assets and Liabilities as of March 31, 2016:

		Asset Derivatives

	Contract Type/Primary
Fund	Risk Exposure	Balance Sheet Location	Fair Value
Tactical Core US Fund	Equity & Interest Rate Contracts	Variation margin - Due from Broker	$57,513

The following is a summary of the location of derivative investments on the Tactical Core US Fund’s Statement of Operations as of March 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate Contracts	Net realized gain (loss) on futures contracts;
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Funds’ realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months period ended March 31, 2016:

Realized gain/(loss) on derivatives recognized in the Statements of Operations

			Total for the
			year ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	March 31, 2016
Tactical Core US Fund
Futures	$(1,782,274)	$177,800	$(1,604,474)

Net change in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations

			Total for the
			year ended
Derivative Investment Type	Equity Risk	Interest Rate Risk	March 31, 2016
Tactical Core US Fund
Futures	$1,374,095	$(153,589)	$1,220,506

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Offsetting of Financial Assets and Derivative Assets

The Tactical Core US Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months period ended March 31, 2016, the Tactical Core US Fund was not subject to any master netting arrangements. The following tables show additional information regarding the offsetting of assets and liabilities at March 31, 2016 for the Tactical Core US Fund.

Tactical Core US Fund

Gross Amounts Not Offset in the
Assets:				Statement of Assets & Liabilities
		Gross	Net Amounts
	Gross	Amounts	of Liabilities
	Amounts of	Offset in the	Presented in
	Recognized	Statement of	the Statement	Financial	Cash Collateral
Description	Assets	Assets &	of Assets &	Instruments	Pledged *	Net Amount
Futures Contracts	$57,513	$—	$57,513	$—	$(57,513)	$—
Total	$57,513	$—	$57,513	$—	$(57,513)	$—

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amounts and fluctuate in value.

Distributions to Shareholders – The following table summarizes each Fund’s Investment Income and Capital Gain declaration policy:

Fund	Income Dividends	Capital Gains
Tactical Core US Fund	Annually	Annually
Tactical Core Developed Markets Fund	Annually	Annually
Tactical Equity Income Fund	Monthly	Annually
Tactical Core Emerging Markets Fund	Annually	Annually
Tactical Core US II Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities on the Funds’ tax returns for open tax years (2014 and 2015 for the Tactical Core US Fund and 2015 for the Tactical Core Developed Markets Fund, Tactical Equity Income Fund, Tactical Core Emerging Markets Fund, and Tactical Core US II Fund), or expected to be taken on the Funds’ 2016 tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where each Fund makes significant investments; however each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Good Harbor Financial, LLC (the “Advisor”), serves as investment advisor to the Funds. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of each Fund’s investment portfolio.

Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets. During the six months period ended March 31, 2016, the Advisor earned the following fees:

Fund	Advisory Fee
Tactical Core US Fund	$850,494
Tactical Core Developed Markets Fund	7,251
Tactical Equity Income Fund	298,876
Tactical Core Emerging Markets Fund	2,560
Tactical Core US II Fund	1,478

Pursuant to a written agreement (the “Waiver Agreement”), the Advisor has agreed, at least until January 31, 2017 for the Funds, to waive a portion of its advisory fee and to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)) do not exceed 1.40%, 2.15% and 1.15% of the daily average net assets attributable to the Funds’ Class A, Class C and Class I shares, respectively. During the six months period ended March 31, 2016, the Advisor waived fees and reimbursed expenses in the amounts of:

Fees waived/reimbursed by
Fund	the Advisor
Tactical Core US Fund	$122,363
Tactical Core Developed Markets Fund	1,018
Tactical Equity Income Fund	42,424
Tactical Core Emerging Markets Fund	354
Tactical Core US II Fund	29,556

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ operating expenses attributable to Class A, Class C and Class I shares are subsequently less than 1.40%, 2.15% and 1.15% of average daily net assets, the Advisor shall be entitled to reimbursement by each Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Funds’ expenses to exceed 1.40%, 2.15% and 1.15% of average daily net assets for Class A, Class C and Class I shares, respectively. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.40%, 2.15% and 1.15% per annum of the Funds’ average daily net assets, respectively, the reimbursements shall be suspended.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The table below contains the amounts of fee waivers and expense reimbursements subject to recapture by the Adviser through September 30 of the year indicated.

Fund	2016	2017	2018
Tactical Core US Fund	$—	$—	$13,584
Tactical Core Developed Markets Fund	—	138,355	35,648
Tactical Equity Income Fund	—	160,146	29,827
Tactical Core Emerging Markets Fund	—	114,442	38,417
Tactical Core US II Fund	—	22,404	40,869

The Trust, with respect to each Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for each of the Class A and Class C shares (the “Plans”). The Plans provide that a monthly service fee is calculated at an annual rate of 0.25% and 1.00% of its average daily net assets attributable to each Fund’s Class A and Class C shares, respectively. Pursuant to the Plans, each Fund may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisors, and others for activities primarily intended to result in the sale of Fund shares and for maintenance and personal service provided to existing shareholders. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs. Pursuant to the Plans, the table below shows the fees incurred during the six months period ended March 31, 2016:

Fund	Distribution (12b-1) fee
Tactical Core US Fund
Class A	$49,410
Class C	343,182
Tactical Core Developed Markets Fund
Class A	318
Class C	3,096
Tactical Equity Income Fund
Class A	20,798
Class C	80,890
Tactical Core Emerging Markets Fund
Class A	148
Class C	315
Tactical Core US II Fund
Class A	5
Class C	769

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

Northern Lights Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, and Class I shares. The table below shows the amount the Distributor received in underwriting commissions and the amount that was retained by the principal underwriter during the six months period ended March 31, 2016.

	Underwriting	Amount
Fund	Commissions	Retained
Tactical Core US Fund
Class A	$10,701	$1,463
Class C	6,474	854
Tactical Equity Income Fund
Class A	2,005	297
Class C	2,524	1,047
Tactical Core Emerging Markets Fund
Class C	156	146
Tactical Core US II Fund
Class A	1,142	142

Class C shares of the Tactical Core US Fund, Tactical Core Developed Markets Fund, Tactical Equity Income Fund and Tactical Core Emerging Markets Fund are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) of the purchase price on shares redeemed during the first twelve months after their purchase. The table below shows the amount of CDSC paid by shareholders of the Funds during the six months period ended March 31, 2016.

Fund	CDSC Paid
Tactical Core US Fund	$11,002
Tactical Core Developed Markets Fund	46
Tactical Core Equity Income Fund	12,984
Tactical Core Emerging Markets Fund	154

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC. (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to an administrative servicing agreement with GFS, each Fund pays GFS customary fees based on aggregate net assets of the Funds as described in the servicing agreement for providing administration, fund accounting, and transfer agency services to the Funds. In accordance with this agreement, GFS pays for all other operating expenses for the Funds, except for the Core US II Fund, including but not limited to legal fees, audit fees, compliance services and custody fees. As of March 31, 2016, the amounts owed to GFS were $24,722, $10,270, and $1,131 for the Tactical Core US Fund, Tactical Core Equity Income Fund, and Tactical Core US II Fund, respectively. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year ended March 31, 2016 were as followed:

Fund	Purchases	Sales
Tactical US Core Fund	$336,841,309	$431,386,530
Tactical Core Developed Markets Fund	4,805,150	4,985,215
Tactical Equity Income Fund	23,823,252	49,084,676
Tactical Core Emerging Markets Fund	1,617,007	1,522,002
Tactical Core US II Fund	1,305,221	811,629

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to each Fund. For the six months period ended March 31, 2016 the redemption fees paid are as follows:

Fund	Redemption Fee
Tactical Core US Fund
Class A	$655
Class C	1,097
Class I	1,059
Tactical Equity Income Fund
Class A	35
Class C	34
Class I	60

6.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Core US Fund, Tactical Core Developed Markets Fund, Tactical Core Emerging Markets Funds, and Tactical Core US II Fund currently seek to achieve their investment objectives by investing a portion of their assets in iShares ETFs. The Tactical Core US Fund and the Tactical Core US II invests in iShares Core S&P Mid-Cap ETF (the “Security). The Tactical Core US II also invests in iShares Russell 2000 ETF (a “Security” and collectively, the “Securities”). The Funds may redeem their investments from the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds may be directly affected by the performance of the Securities. The annual report of the each Security, along with the report of the independent registered public accounting firm is included in the respective Security’s N-CSR’s available at “www.sec.gov”. As of March 31, 2016, the percentage of the Tactical Core US Fund and Tactical Core US II Fund’s net assets invested in the iShares Core S&P Mid-Cap ETF was 39.75% and 32.23%, respectively. The percentage of the Tactical Core II’s net assets invested in the iShares Russell 2000 ETF was 32.28%.

GOOD HARBOR FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
March 31, 2016

7.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2016 the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the applicable Fund.

Fund	Shareholder	Percentage of Voting Securities as
Tactical Core US Fund	First Clearing, LLC	37.9%
Tactical Core Developed Markets Fund	LPL Financial	56.7%
Tactical Equity Income Fund	LPL Financial	27.0%
Tactical Equity Income Fund	First Clearing, LLC	26.3%
Tactical Emerging Markets Fund	LPL Financial	32.5%
Tactical US II Fund	LPL Financial	62.9%

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended September 30, 2015 and September 30, 2014 was as follows:

For the year ended September 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Core U.S. Fund	$—	$161,810	$6,416	$168,226
Tactical Core Developed Markets Fund	184,426	—	—	184,426
Tactical Equity Income Fund	2,235,541	—	546,160	2,781,701
Tactical Core Emerging Markets Fund	37,685	—	—	37,685
Tactical Core US II Fund	521	—	—	521

For the period ended September 30, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Tactical Core U.S. Fund	$5,720,523	$8,536,503	$—	$14,257,026
Tactical Core Developed Markets Fund	—	—	—	—
Tactical Equity Income Fund	2,404,824	—	—	2,404,824
Tactical Core Emerging Markets Fund	—	—	—	—
Tactical Core US II Fund	—	—	—	—

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Tactical Core U.S. Fund	$—	$—	$(40,436,279)	$(212,020,932)	$—	$187,201	$(252,270,010)
Tactical Core Developed	—	—	(510,654)	(1,284,925)	—	(151,046)	(1,946,625)
Markets Fund
Tactical Equity Income Fund	—	—	(33,484,828)	(14,974,678)	—	(8,139,114)	(56,598,620)
Tactical Core Emerging	—	—	(267,549)	(100,318)	—	(22,294)	(390,161)
Markets Fund
Tactical Core US II Fund	113	—	(6,063)	(3,961)	—	1,019	(8,892)

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

The difference between book basis and tax basis unrealized appreciation/depreciation, accumulated net investment income/loss and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, return of capital distributions from corporations and the mark-to-market treatment of futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows.

Late Year
Losses
Tactical Core U.S. Fund	$2,427,235
Tactical Core Developed Markets Fund	19,040
Tactical Equity Income Fund	—
Tactical Core Emerging Markets Fund	4,328
Tactical Core US II Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Tactical Core U.S. Fund	$38,009,044
Tactical Core Developed Markets Fund	491,614
Tactical Equity Income Fund	33,484,828
Tactical Core Emerging Markets Fund	263,221
Tactical Core US II Fund	6,063

At September 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Tactical Core U.S. Fund	$149,073,441	$62,947,491	$212,020,932
Tactical Core Developed Markets Fund	1,204,745	80,180	1,284,925
Tactical Equity Income Fund	14,876,606	98,072	14,974,678
Tactical Core Emerging Markets Fund	100,318	—	100,318
Tactical Core US II Fund	3,961	—	3,961

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), return of capital distributions from corporations, non-deductible expenses, the reclass of net operating losses, ordinary income and capital gains distributions, resulted in reclassifications for the following Funds for the year ended September 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Tactical Core U.S. Fund	$(1,861,218)	$1,692,992	$168,226
Tactical Core Developed Markets Fund	—	—	—
Tactical Equity Income Fund	—	(213,296)	213,296
Tactical Core Emerging Markets Fund	(5,711)	5,703	8
Tactical Core US II Fund	(30)	30	—

GOOD HARBOR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2016

9.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015–07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOOD HARBOR FUNDS

ADDITIONAL INFORMATION (Unaudited)

March 31, 2016

Renewal of Advisory Agreement – Good Harbor Tactical Core US Fund, Good Harbor Tactical Core US II Fund and Good Harbor Tactical Core Emerging Markets Fund

In connection with a meeting held on February 17th and 18th, 2016, the Board of Trustees (the “Board” or the “Trustees”) of Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Good Harbor Financial, LLC (“GHF”) and the Trust, with respect to Good Harbor Tactical Core US Fund (“Good Harbor US”), Good Harbor Tactical Core US II Fund (“Good Harbor US II”) and Good Harbor Tactical Core Emerging Markets Fund (“Good Harbor EM”) (each a “Fund” and collectively the “Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Funds and the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Quality & Extent of Services – The Board noted that GHF is an investment adviser established in 2003 that is a wholly owned subsidiary of Cedar Capital (“Cedar”) specializing in alternative investment solutions for institutions, private clients, advisers, and several mutual funds. The Board expressed their familiarity with the firm, as GHF currently manages several separate series of the Trust, including the Good Harbor Funds and the Leland Funds. The Board reviewed the credentials of the individuals responsible for the management of the Funds, noting they exhibit strong financial industry experience and educational backgrounds. The Board appraised GHF’s investment approach for each Fund, noting that the Funds utilize a model driven investment approach known as the “Tactical Core” model that produces proprietary indicators aimed at measuring momentum and strength in equity and bond prices. The Board noted that GHF maintains the flexibility to make defensive investment allocations for these Funds when the model indicates downside risks are prevalent. The Board noted that GHF had no material compliance or litigation issues during the past three years and noted that the Board had previously expressed its satisfaction with GHF’s response to a regulatory exam in 2012. The Board reviewed GHF’s best execution practices and their approach to broker-dealer evaluations, block trading, trade allocation, and trade rotation, and found them to be robust. The Board agreed that GHF has an experienced investment team, an excellent compliance-based culture and strong support from its parent, Cedar. While the ability of the model to perform has yet to be proven, the Board agreed that GHF has completed the necessary due diligence and analysis on the model as the Board would expect in the situation. The Board agreed that, in consideration of all factors, GHF has and will continue to provide the Funds and their shareholders a satisfactory level of service.

Performance.

Good Harbor US – The Board reviewed the Fund’s performance and noted that it underperformed its peer group, Morningstar category and the S&P 500 for each of the one year, two year and since inception periods. The Board noted GHF’s explanation that volatile small and mid-cap markets caused the model to frequently shift the portfolio between various allocations that have resulted in suboptimal allocation shifts that furthered losses. The Trustees also considered GHF’s statement that its research has shown that historically, the Fund’s strategy has added value in the top quarters of positive or negative market performance while underperforming in the average return environments, such as those the Fund has primarily encountered since its inception. The Board expressed significant concern with the Fund’s performance, but acknowledged that it had recently shown signs of improvement. The Board raised questions regarding whether adjustments should be made to the Tactical Core model and recognized the adviser’s insistence that its research shows that the model is not broken and working as expected in the present market conditions. The Board acknowledged that GHF was confident that the model will deliver value to the Fund’s shareholders over a full market cycle and remains committed to maintaining its discipline during periods of poor performance. The Board noted that while the model’s results have not met expectations, the Fund has not been through a full market cycle and has shown improved performance in recent periods. The Board concluded that additional time

GOOD HARBOR FUNDS

ADDITIONAL INFORMATION (Unaudited)

March 31, 2016

should be provided to GHF to show that the Fund’s strategy has the potential to perform to expectations in the future. The Board agreed to continue to monitor the Fund’s performance on an ongoing basis.

Good Harbor US II – The Board reviewed the Fund’s performance and noted that it underperformed its peer group and the S&P 500 for the one year and since inception periods. The Board observed the fact that the Fund did outperform the Morningstar category over the past one year, but has underperformed the category since inception. The Board noted GHF’s explanation for the Fund’s underperformance that volatile small and mid-cap markets caused the model to frequently shift the portfolio between various allocations which has resulted in suboptimal allocation shifts that furthered losses. The Trustees also considered GHF’s statement that its research has shown that historically, the Fund’s strategy has added value in the top quarters of positive or negative market performance while underperforming in the average return environments, such as those the Fund has primarily encountered since its inception. The Board expressed significant concern with the Fund’s performance, but acknowledged that it had recently shown signs of improvement. The Board raised questions regarding whether adjustments should be made to the Tactical Core model, and recognized the adviser’s insistence that its research shows that the model was not broken and working as expected in the present market conditions. The Board acknowledged that GHF was confident that the model will deliver value to the Fund’s shareholders over a full market cycle and remains committed to maintaining discipline during periods of poor performance. The Board noted that while the model’s results have not met expectations, the Fund has not been through a full market cycle and has shown improved performance in recent periods. The Board concluded that additional time should be provided to GHF to show that the Fund’s strategy has the potential to perform to expectations in the future. The Board agreed to continue to monitor the Fund’s performance on an ongoing basis.

Good Harbor EM – The Board reviewed the Fund’s performance and noted that it underperformed its Morningstar category average and peer group for each of the one year and since inception periods. The Board observed that it outperformed its benchmark, the MSCI Emerging Markets Index, over the last year, but underperformed the benchmark slightly since the Fund’s inception. The Board noted that the emerging markets sector has been challenging during recent periods due to a strong US dollar, weak commodity prices, and other economic concerns. The Trustees considered that GHF continues to review the model utilized in the Fund’s strategy for possible improvements, but remains committed to maintaining adherence to the model’s allocations. The Board agreed that, while the Fund overall has not met expectations, the Fund has faced difficult market circumstances and has not been through a full market cycle at this time. After consideration, the Board concluded that the Fund’s recent performance has not been unreasonable and has the potential to provide value to shareholders over the long term.

Fees and Expenses.

Good Harbor US – The Board observed that the GHF charges an annual advisory fee of 1.00%, which is lower than its peer group average, higher than its Morningstar category average and within the range of fees charged by both. They considered fees charged by GHF to other clients, noting that the Fund’s advisory fee was in the range charged by the adviser to its other clients and equal to the typical fee charged by the adviser for this strategy. The Board further noted that the Fund’s expense ratio after fee waiver was significantly lower than both its peer group and Morningstar category average. The Board concluded that, given the above considerations as well as the active nature of the strategy, the advisory fee was reasonable.

Good Harbor US II – The Board observed that the GHF charges an annual advisory fee of 1.00%, which is lower than its peer group average, higher than its Morningstar category average and within the range of fees charged by both. They considered fees charged by GHF to other clients, noting that the Fund’s advisory fee was in the range charged by the adviser to its other clients and equal to the typical fee charged by the adviser for this strategy. The Board further noted that the Fund’s expense ratio after fee waiver was significantly lower than both its peer group and Morningstar category average. The Board concluded that, given the above considerations as well as the active nature of the strategy, the advisory fee was reasonable.

Good Harbor EM – The Board noted that the GHF charges an annual advisory fee of 1.00%, which is slightly above, but in-line with the peer group and its Morningstar category averages. The Board further noted that the Fund’s expense ratio of 1.64%, after fee waiver, is higher than its peer group and Morningstar category averages. However, the Board acknowledged the adviser’s explanation that the Fund’s investing in other investment companies in

GOOD HARBOR FUNDS

ADDITIONAL INFORMATION (Unaudited)

March 31, 2016

performing its strategy was the primary driver of the higher expense. As the management fee is in line with its peers, Board concluded that the advisory fee was reasonable.

Economies of Scale. The Board discussed the size of each of the Funds and their prospects for growth, recognizing that Good Harbor US continued to have significant redemptions since its last renewal. The Board also noted that Good Harbor US II and Good Harbor EM have not reached a large enough size to allow GHF to realize any meaningful economies of scale. The Board recognized the fact that a representative of the adviser agreed that, as the Funds grow and the adviser achieves economies of scale, GHF would be willing to evaluate the possibility of implementation of breakpoints at that time. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Trustees reviewed the profitability analysis in connection with GHF’s advisory relationship with each Fund, noting that, for Good Harbor US, although profit margins and revenues were healthy, the Fund continues to lose assets from the period shown and has faced significant volatility in the Fund’s asset levels. The Board agreed that putting additional pressure on such cash flows was not prudent or necessary. For each of the other Funds, the Trustees noted that GHF was not making a profit in connection to its advisory services provided to each Fund. The Board concluded that it was satisfied that GHF’s profitability level associated with its relationship with each Fund was not excessive.

Conclusion. Having requested and received such information from GHF as the Board believed to be reasonably necessary to evaluate the terms of the advisory agreements and as assisted by the advice of independent counsel, the Board concluded that the advisory fee structure was reasonable and that renewal of the advisory agreements were in the best interests of the Trust and the shareholders of Good Harbor US, Good Harbor US II and Good Harbor EM.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

GOOD HARBOR FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2016

As a shareholder of a Good Harbor Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Good Harbor Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for a period of time beginning October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
Actual	10/1/15	3/31/16	10/1/15 – 3/31/16 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$968.70	$6.90	1.40%
Class C	$1,000.00	$964.7	$10.57	2.15%
Class I	$1,000.00	$970.00	$5.67	1.15%
Good Harbor Tactical Core Developed Markets Fund
Class A	$1,000.00	$939.30	$6.79	1.40%
Class C	$1,000.00	$935.30	$10.40	2.15%
Class I	$1,000.00	$940.70	$5.58	1.15%
Good Harbor Tactical Equity Income Fund
Class A	$1,000.00	$1,051.10	7.18	1.40%
Class C	$1,000.00	$1,046.40	$11.00	2.15%
Class I	$1,000.00	$1,052.20	$5.90	1.15%
Good Harbor Tactical Core Emerging Markets Fund
Class A	$1,000.00	$968.40	$6.89	1.40%
Class C	$1,000.00	$965.50	$10.56	2.15%
Class I	$1,000.00	$969.70	$5.66	1.15%
Good Harbor Tactical Core US II Fund
Class A	$1,000.00	$1,011.20	$7.04	1.40%
Class C	$1,000.00	$1,011.20	$10.84	2.15%
Class I	$1,000.00	$1,013.40	$5.79	1.15%

GOOD HARBOR FUNDS

EXPENSE EXAMPLES (Unaudited) (Continued)

March 31, 2016

	Beginning	Ending	Expenses Paid
Hypothetical	Account Value	Account Value	During Period	Annualized
(5% return before expenses)	10/1/15	3/31/16	10/1/15 – 3/31/16 *	Expense Ratio
Good Harbor Tactical Core US Fund
Class A	$1,000.00	$1,017.99	$7.07	1.40%
Class C	$1,000.00	$1,014.24	$10.84	2.15%
Class I	$1,000.00	$1,019.24	$5.81	1.15%
Good Harbor Tactical Core Developed Markets Fund
Class A	$1,000.00	$1,018.00	$7.06	1.40%
Class C	$1,000.00	$1,014.25	$10.83	2.15%
Class I	$1,000.00	$1,019.25	$5.81	1.15%
Good Harbor Tactical Equity Income Fund
Class A	$1,000.00	$1,018.00	$7.06	1.40%
Class C	$1,000.00	$1,014.25	$10.83	2.15%
Class I	$1,000.00	$1,019.25	$5.81	1.15%
Good Harbor Tactical Core Emerging Markets Fund
Class A	$1,000.00	$1,018.00	$7.06	1.40%
Class C	$1,000.00	$1,014.25	$10.83	2.15%
Class I	$1,000.00	$1,019.25	$5.81	1.15%
Good Harbor Tactical Core US II Fund
Class A	$1,000.00	$1,018.00	$7.06	1.40%
Class C	$1,000.00	$1,014.29	$10.86	2.15%
Class I	$1,000.00	$1,019.25	$5.81	1.15%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-270-2848 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file, or will file other complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available, or will be available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-270-2848.

INVESTMENT ADVISOR
Good Harbor Financial, LLC
155 N. Wacker Drive, Suite 850
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 6/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 6/6/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/6/16